Bank and Other Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Bank and Other Borrowings

Note 6 – Bank and Other Borrowings

As of June 30, 2025 and December 31, 2024, the bank and other borrowings consisted of the following:

		Principal		Fixed Interest	June 30,	December 31,
Initiation date	Loan No.	Amount	Maturity date	Rate	2025	2024
					(Unaudited)	(Audited)
May 13, 2020	#1	$500,000	April 13, 2050	3.75%	$-	$-
May 17, 2022	#2	$25,050	August 1,2025	5.50%	-	5,022
September 9, 2022	#3	$150,000	September 9, 2025	6.75%	-	40,438
August 1, 2023	#4	$87,199	July 1, 2031	6.50%	-	66,413
November 13, 2023	#5	$120,000	November 13, 2026	9.25%	-	80,505
Total loans payable					-	192,378
Current portion					-	(94,007)
Non-current portion					$-	$98,371

Notes:

(1)	Loan #1 is guaranteed by Cheung Chi Ping (“Mr. Cheung”), director of the Company, and Chrome I and secured by all intangible and tangible personal property of Mr. Cheung.
(2)	Loan #2 is secured by the land of the golf course of the Company.
(3)	Loan #3 is secured by the buildings of the golf clubs of the Company.
(4)	Loan #4 is secured by the golf course of the Company and repayable in eight years
(5)	Loan #5 is secured by the land and building of the golf clubs of the Company.

During the six months ended June 30, 2025 and 2024, the Company recognized interest expenses of $4,491 and $16,482, respectively. All bank and other borrowings have been early repaid upon listing.

Note 6 – Bank and Other Borrowings

As of December 31, 2024 and 2023, the bank and other borrowings consisted of the following:

		Principal		Fixed Interest	As of December 31,
Initiation date	Loan No.	Amount	Maturity date	Rate	2024	2023
May 13, 2020	#1	$500,000	April 13, 2050	3.75%	$-	$488,961
May 17, 2022	#2	$25,050	August 1,2025	5.50%	5,022	13,975
September 9, 2022	#3	$150,000	September 9, 2025	6.75%	40,438	91,202
August 1, 2023	#4	$87,199	July 1, 2031	6.50%	66,413	74,089
November 13, 2023	#5	$120,000	November 13, 2026	9.25%	80,505	117,088
Total loans payable					192,378	785,315
Current portion					(94,007)	(135,970)
Non-current portion					$98,371	$649,345

Notes:

(1)	Loan #1 is guaranteed by Cheung Chi Ping (“Mr. Cheung”), director of the Company, and Chrome I and secured by all intangible and tangible personal property of Mr. Cheung.
(2)	Loan #2 is secured by the land of the golf course of the Company.
(3)	Loan #3 is secured by the buildings of the golf clubs of the Company.
(4)	Loan #4 is secured by the golf course of the Company and repayable in eight years
(5)	Loan #5 is secured by the land and building of the golf clubs of the Company.

During the years ended December 31, 2024, 2023 and 2022, the Company recognized interest expenses of $25,550, $30,393 and $36,196, respectively.

Future minimum payments under bank and other borrowings as of December 31, 2024 were as follows:

Year ending December 31,	Total
2025	$94,204
2026	49,205
2027	9,501
2028	10,138
2029	10,817
Thereafter	18,513
Total bank and other borrowings	$192,378